Commitments and Contingencies - Schedule of Future Minimum Rental Commitments under Non-Cancelable Operating Leases in Continuing Operations (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012
Leases [Abstract]
2013	$ 8
2014	7
2015	6
2016	5
2017	4
Thereafter	7
Total	$ 37